CONSENT OF INDEPENDENT AUDITORS

We consent to the incorporation by reference in the Form 10-D of SMHL Global Fund No. 9 of our report dated August 23, 2006 (except for Note 51 as to which the date is November 8, 2006) with respect to the consolidated financial statements of Commonwealth Bank of Australia and its subsidiary companies at June 30, 2006 and 2005 and for the years ended June 30, 2006 and 2005 appearing in Commonwealth Bank of Australia's Annual Report on Form 20-F for the fiscal year ended June 30, 2006.

/s/ Ernst & Young

Ernst & Young

Sydney

Dated:  December 20, 2006